14. EQUITY (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Summary of the warrants issued
	September 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	111,230,000	0.171
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	113,507,050	$0.173
Exerciseable at end of period	113,507,050

Summary of the status of the warrants outstanding
	September 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,330,000	4.14	$0.10-013	6,330,000	$0.10-013
52,300,000	4.63	0.150	52,300,000	0.150
53,200,000	4.60	0.200	53,200,000	0.200
1,059,073	0.37	0.20-0.29	1,059,073	0.20-0.29
117,977	0.55	0.30-0.39	117,977	0.30-0.39
500,000	0.38	0.40-0.49	500,000	0.40-0.49
113,507,050	4.49	$0.173	113,507,050	$0.173

Weighted average assumptions relating to the valuation of the Companys warrants
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%